TREASURY STOCK (Details Textual) ¥ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥) shares	Sep. 30, 2013 CNY (¥) shares	Sep. 30, 2007 CNY (¥) shares	Feb. 28, 2013 USD ($)
Stock Repurchased During Period, Shares (in shares)							498,851
Stock Repurchased During Period, Value | ¥				¥ 0	¥ 1,782	¥ 6,286	¥ 29,377
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					167,385	611,386
Stock Repurchase Program, Authorized Amount | $								$ 5,000,000
Stock Issued During Period, Shares, Treasury Stock Reissued	500,000	500,000
Stock Issued During Period, Value, Treasury Stock Reissued | ¥	¥ 6,115
Proceeds from Sale of Treasury Stock	¥ 6,115	$ 921,000	¥ 0	¥ 0